Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Total revenues					$ 183	$ 122
Operating expenses:
Research and development	$ 243	$ 642	$ 881	$ 2,469	2,983	4,266
General and administrative	1,093	1,472	5,674	4,864	7,121	7,602
Total operating expenses	1,336	2,114	6,555	7,333	10,104	11,868
Loss from operations	(1,336)	(1,931)	(6,555)	(7,150)	(9,921)	(11,746)
Other (expense) income:
Other income			200	3,556	3,556
Change in fair value of forward purchase agreement asset			(23)		(339)
Change in fair value of SEPA put rights asset	230		55		(312)
Change in fair value of embedded derivative liability	(150)		(773)		(11)
Gain on extinguishment of accrued liabilities					173
Loss on settlement of convertible notes	(214)		(358)
Interest income	6	2	30	3	9	63
Interest expense	(193)	(164)	(1,104)	(306)	(387)	(23)
Total other (expense) income, net	(321)	(162)	(1,973)	3,253	2,689	40
Net loss	$ (1,657)	$ (2,093)	$ (8,528)	$ (3,897)	(7,232)	(11,706)
Deemed dividend resulting from the warrant down round					(10,177)
Net loss attributable to common stockholders					$ (17,409)	$ (11,706)
Loss per share
Net loss per share, basic (in Dollars per share)	$ (0.63)	$ (3.27)	$ (4.12)	$ (6.09)	$ (22.31)	$ (18.35)
Net loss per share, diluted (in Dollars per share)	$ (0.63)	$ (3.27)	$ (4.12)	$ (6.09)	$ (22.31)	$ (18.35)
Weighted averages shares outstanding
Weighted average shares outstanding - basic (in Shares)	2,613,889	640,606	2,069,965	639,996	780,332	637,777
Weighted average shares outstanding - diluted (in Shares)	2,613,889	640,606	2,069,965	639,996	780,332	637,777
Research and development services
Revenue:
Total revenues		$ 183		$ 183	$ 183
Collaboration revenue
Revenue:
Total revenues						99
Royalty
Revenue:
Total revenues						$ 23